Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales
Sales	$ 852,295	$ 694,600	$ 764,600	$ 732,900	$ 587,000	$ 547,400		$ 628,000	$ 589,400	$ 483,200		$ 1,597,173	$ 1,319,886	$ 2,779,062	$ 2,248,088	$ 2,240,591
Costs and expenses
Materials, labor, and other operating expenses, including related party (excluding depreciation)	750,996			632,607								1,395,843	1,142,731	2,343,174	1,952,619	1,947,362
Depreciation and amortization	8,766			8,338								17,243	16,457	33,407	37,022	34,899
Selling and distribution expenses	60,102			60,468								117,106	114,282	235,055	204,998	202,464
General and administrative expenses	10,251			10,689								20,297	19,737	43,122	37,242	38,463
Other (income) expense, net	39			(653)								173	(285)	(902)	(3,195)	4,624
Total costs and expenses	830,076			712,755								1,550,316	1,293,492	2,715,931	2,275,134	2,253,753
Income (loss) from operations	22,219	8,600	28,100	20,145	6,200	(9,100)	[1]	2,100	(5,300)	(14,800)	[2]	46,857	26,394	63,131	(27,046)	(13,162)
Foreign exchange gain (loss)	(291)			(289)								(371)	(103)	37	(497)	352
Interest expense	(4,781)			(4,818)								(9,672)	(9,631)	(21,757)	(18,987)	(21,005)
Interest income	62			87								124	194	392	407	790
Total nonoperating income (expense)	(5,010)			(5,020)								(9,919)	(9,540)	(21,328)	(19,077)	(19,835)
Income before income taxes	17,209			15,125								36,938	16,854	41,803	(46,123)	(32,997)
Income tax (provision) benefit	(6,797)			(78)								54,310	(139)	(307)	(240)	(300)
Net income	$ 10,412	$ 1,300	$ 23,500	$ 15,047	$ 1,700	$ (13,800)	[1]	$ (3,700)	$ (9,900)	$ (19,000)	[2]	$ 91,248	$ 16,715	$ 41,496	$ (46,363)	$ (33,297)
Weighted average common shares outstanding:
Weighted average number of common shares for basic net income (loss) per common share	43,229			29,700								40,415	29,700
Diluted	43,233			29,700								40,417	29,700
Net income per common share:
Net income (loss) per common share, Basic	$ 0.24			$ 0.51								$ 2.26	$ 0.56
Net income (loss) per common share, Diluted	$ 0.24			$ 0.51								$ 2.26	$ 0.56

[1]	Included $0.9 million in noncash asset write-downs.
[2]	Included $1.5 million of expense related to the closure of a laminated beam plant in Emmett, Idaho. Included $1.2 million in noncash asset write-downs.